6. FIXED ASSETS (Tables)	12 Months Ended
Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Estimated	September 30,	September 30,
	Useful Lives	2019	2018
Machinery and equipment	2-10 years	$412,238	$332,306
Leasehold improvements	2-3 years	3,612	276,112
Furniture and fixtures	2-3 years	58,051	58,051
Software and websites	3- 7 years	35,830	35,830
Less: accumulated depreciation		(379,259)	(532,966)
		$130,472	$169,333